Related Party Transactions and Balances (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transactions and Balances [Line Items]
Accrued interest expenses borrowings	$ 275,322	$ 125,146
Borrowings from a related party		$ 12,000,000
interest rate of borrowings		4.20%
Repaid borrowings	41,204,386	$ 9,551,661
Paid interest expenses	672,100
VSun China [Member]
Related Party Transactions and Balances [Line Items]
Prepayments of raw materials		6,290,050
VSun Wafer [Member]
Related Party Transactions and Balances [Line Items]
Prepayments of raw materials		107,720
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Accrued interest expenses borrowings	240,444	247,587
VSUN USA [Member]
Related Party Transactions and Balances [Line Items]
Borrowings from a related party		$ 12,000,000
Repaid borrowings	$ 11,000,000